Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Business Acquisition [Line Items]
Schedule of estimated fair values for major classes of assets acquired and liabilities assumed
The consideration, fair value of assets acquired and liabilities assumed, as well as goodwill resulted from the acquisition are as follows:

RMB
Consideration:
Cash	553,700
Fair value of the Group’s existing equity method investment at the time of acquisition	760,200

Total consideration transferred	1,313,900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	166,193
Accounts receivables	18,839
Inventories	215
Other receivables and prepayments	2,219
Property and equipment	989,334
Land use rights, net	390,590
Deferred tax assets, net	765

Total assets acquired	1,568,155
Accounts payables	(213,422)
Advances from customers	(3,354)
Accrued expenses and other current liabilities	(38,252)
Deferred tax liabilities	(165,275)
Total liabilities assumed	(420,303)

Net assets acquired	1,147,852

Goodwill	166,048